Dividend income (Tables)	12 Months Ended
Dec. 31, 2020
Dividend income Abstract
Detail of Income from dividends
The detail of Income from dividends as follows:

EUR million
	2020	2019	2018
Dividend income classified as
Financial assets held for trading	272	388	241
Non-trading financial assets mandatorily at fair value through profit or loss	31	34	23
Financial assets at fair value through other comprehensive income	88	111	106
	391	533	370